Note 11. Stock Options: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Details
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Weighted Average Volatility Rate	282.30%	287.40%	288.10%	287.00%
Fair Value Assumptions, Risk Free Interest Rate	1.30%	1.40%	1.90%	2.20%
Fair Value Assumptions, Expected Term	7 years	7 years	7 years	7 years